Stock Incentive Plans - Summary of Share-based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 23,644	$ 12,654
Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	849	219
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	3,530	575
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	4,830	555
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 14,435	$ 11,305
Cypress Holdings Inc And Subsidiaries [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense			$ 261,995	$ 11,336	$ 7,124
Cypress Holdings Inc And Subsidiaries [Member] | Cost of Revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense			13,644	494	485
Cypress Holdings Inc And Subsidiaries [Member] | Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense			40,681	1,174	1,216
Cypress Holdings Inc And Subsidiaries [Member] | Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense			65,045	2,024	1,858
Cypress Holdings Inc And Subsidiaries [Member] | General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense			$ 142,625	$ 7,644	$ 3,565